Net investment in finance and sales-type leases (Minimum future lease payments to be received on finance and sales-type leases) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Flight Equipment, Net [Abstract]
2020	$ 154,323
2021	131,054
2022	202,302
2023	135,388
2024	109,098
Thereafter	560,273
Undiscounted cash flows receivable	1,292,438
Less: Unearned income	(280,889)
Sales-type and direct financing leases, lease receivable	$ 1,011,549